Dividends - Accounting Policy (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Dividend declared and paid (interim)	R 8,347	R 1,338	R 0
Dividend declared after 31 December (final)	5,252	9,485	0
Total dividends declared for the year	R 13,599	R 10,823	R 0
Dividend per share (interim) (in ZAR cents per share)	R 2.92	R 0.50	R 0
Dividend per share (final) (in ZAR cents per share)	R 1.87	R 3.21	R 0
Dividends declared and paid during the financial year	R 17,832	R 1,338	R 0
Dividends declared and paid to NCI of subsidiaries during the financial year	344	360	85
Total dividends declared and paid for the year	R 18,176	R 1,698	R 85
Percentage of normalised earnings	35.00%	35.00%
Dividends declared (in ZAR cents per share)	R 4.79	R 3.71
Minimum
Disclosure of classes of share capital [line items]
Percentage of normalised earnings	25.00%
Maximum
Disclosure of classes of share capital [line items]
Percentage of normalised earnings	35.00%